Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Series D Preferred Stock	Common Stock	Common Stock Issuable	Additional Paid In Capital	Treasury Stock	Accumulated Deficit	Non-controlling Interest	Total
Balance at Dec. 31, 2019					$ 193		$ 11,047,546		$ (11,660,455)		$ (612,716)
Balance (in Shares) at Dec. 31, 2019	51				19,289,141
Common stock issued for cash					$ 243		169,818				170,061
Common stock issued for cash (in Shares)					24,294,400
Common stock issued for services					$ 40		147,960				148,000
Common stock issued for services (in Shares)					4,000,000
Issuance of common stock for debt conversion					$ 602		223,055				$ 223,657
Issuance of common stock for debt conversion (in Shares)					60,240,258
Issuance of common stock for common stock issuable (in Shares)											17,000,000
Intrinsic value associated with convertible notes							40,000				$ 40,000
Proceeds from grants							8,000				8,000
Retired shares to treasury stock that were issued to the Company’s CEO					$ (170)		(103,530)	103,700
Retired shares to treasury stock that were issued to the Company’s CEO (in Shares)					(17,000,000)
Net loss									(148,050)		(148,050)
Balance at Dec. 31, 2020					$ 908		11,532,849	103,700	(11,808,505)		(171,048)
Balance (in Shares) at Dec. 31, 2020	51				90,823,799
Common stock issued for cash					$ 334		233,486				233,820
Common stock issued for cash (in Shares)					33,403,000
Issuance of common stock for debt conversion					$ 460		164,392				164,852
Issuance of common stock for debt conversion (in Shares)					46,056,319
Value of preferred stock at issuance associated with the acquisition of Aphrodite’s Marketing							664,105				664,105
Value of preferred stock at issuance associated with the acquisition of Aphrodite’s Marketing (in Shares)		3,000	5	5
Common stock warrants granted in connection with the issuance of convertible notes							687,500				687,500
Proceeds from grants							5,000				5,000
Net loss									(401,354)	(76,268)	(477,622)
Balance at Mar. 31, 2021					$ 1,702		13,287,332	103,700	(12,209,859)	(76,268)	1,106,607
Balance (in Shares) at Mar. 31, 2021	51	3,000	5	5	170,283,118
Balance at Dec. 31, 2020					$ 908		11,532,849	103,700	(11,808,505)		(171,048)
Balance (in Shares) at Dec. 31, 2020	51				90,823,799
Common stock issued for cash					$ 5,384		3,763,346				3,768,730
Common stock issued for cash (in Shares)					538,403,000
Issuance of common stock for debt conversion					$ 5,873		1,123,808				1,129,681
Issuance of common stock for debt conversion (in Shares)					587,292,862
Common stock to be issued for future services						$ 160	7,651				7,811
Common stock to be issued for future services (in Shares)						16,021,937
Value of preferred stock at issuance associated with the acquisition of Aphrodite’s Marketing							664,105				664,105
Value of preferred stock at issuance associated with the acquisition of Aphrodite’s Marketing (in Shares)		3,000	5
Common stock warrants granted in connection with the issuance of convertible notes							687,500				687,500
Beneficial conversion feature in connection with the issuance of convertible notes							687,500				687,500
Common stock warrants granted in connection with the issuance of secured notes payable							162,387				162,387
Proceeds from grants							5,000				5,000
Accrued dividends on preferred stock									(5,335)		(5,335)
Non-controlling interest upon acquisition of GearBubble and Aphrodite’s Marketing										366,157	366,157
Net loss									(2,638,556)	(923,629)	(3,562,185)
Balance at Dec. 31, 2021					$ 12,165	$ 160	18,634,146	103,700	(14,452,396)	(557,472)	3,740,303
Balance (in Shares) at Dec. 31, 2021	75	3,000	5		1,216,519,661	16,021,937
Preferred stock issued to the Company’s CEO
Preferred stock issued to the Company’s CEO (in Shares)	24
Balance at Mar. 31, 2021					$ 1,702		13,287,332	103,700	(12,209,859)	(76,268)	1,106,607
Balance (in Shares) at Mar. 31, 2021	51	3,000	5	5	170,283,118
Common stock issued for cash					$ 3,893		2,721,124				2,725,017
Common stock issued for cash (in Shares)					389,288,142
Issuance of common stock for debt conversion					$ 210		94,092				94,302
Issuance of common stock for debt conversion (in Shares)					20,937,374
Beneficial conversion feature in connection with the issuance of convertible notes							687,500				687,500
Accrued dividends on preferred stock									(2,305)		(2,305)
Net loss									(1,619,617)	(300,884)	(1,920,501)
Balance at Jun. 30, 2021					$ 5,805		16,790,048	103,700	(13,831,781)	(377,152)	2,690,620
Balance (in Shares) at Jun. 30, 2021	51	3,000	5	5	580,508,634
Balance at Dec. 31, 2021					$ 12,165	$ 160	18,634,146	103,700	(14,452,396)	(557,472)	3,740,303
Balance (in Shares) at Dec. 31, 2021	75	3,000	5		1,216,519,661	16,021,937
Series D preferred stock issued for cash, net of offering cost				$ 9			814,991				815,000
Series D preferred stock issued for cash, net of offering cost (in Shares)				855,000
Deemed dividend upon issuance of Series D preferred stock							815,000		(815,000)
Issuance of common stock for debt conversion					$ 14,127		2,271,529				2,285,656
Issuance of common stock for debt conversion (in Shares)					1,412,677,073
Accretion of stock-based compensation for services							15,621				15,621
Accrued dividends on preferred stock									(6,563)		(6,563)
Cancellation of treasury stock							103,700	(103,700)
Net loss									(1,585,586)	(492,725)	(2,078,311)
Balance at Mar. 31, 2022				$ 9	$ 26,292	$ 160	22,654,987		(16,859,545)	(1,050,197)	4,771,706
Balance (in Shares) at Mar. 31, 2022	75	3,000	5	855,000	2,629,196,734	16,021,937
Balance at Dec. 31, 2021					$ 12,165	$ 160	18,634,146	103,700	(14,452,396)	(557,472)	3,740,303
Balance (in Shares) at Dec. 31, 2021	75	3,000	5		1,216,519,661	16,021,937
Balance at Jun. 30, 2022				$ 17	$ 30,677		24,327,637		(17,587,581)	(1,256,088)	5,514,662
Balance (in Shares) at Jun. 30, 2022	75	3,000		1,680,000	3,067,694,630
Balance at Mar. 31, 2022				$ 9	$ 26,292	$ 160	22,654,987		(16,859,545)	(1,050,197)	4,771,706
Balance (in Shares) at Mar. 31, 2022	75	3,000	5	855,000	2,629,196,734	16,021,937
Series D preferred stock issued for cash, net of offering cost				$ 8			739,992				740,000
Series D preferred stock issued for cash, net of offering cost (in Shares)				825,000
Deemed dividend upon issuance of Series D preferred stock							740,000		(740,000)
Issuance of common stock for conversion of Series C preferred stock					$ 1,359		(1,359)
Issuance of common stock for conversion of Series C preferred stock (in Shares)			(5)		135,896,517
Reclassification of derivative liability to equity upon conversion of Series C preferred stock							67,284				67,284
Issuance of common stock for debt conversion					$ 2,321		110,779				113,100
Issuance of common stock for debt conversion (in Shares)					232,079,442
Issuance of common stock for common stock issuable					$ 160	$ (160)
Issuance of common stock for common stock issuable (in Shares)					16,021,937	(16,021,937)
Cashless exercise of stock warrants					$ 545		333		(878)
Cashless exercise of stock warrants (in Shares)					54,500,000
Accretion of stock-based compensation for services							15,621				15,621
Accrued dividends on preferred stock									(7,669)		(7,669)
Net loss									20,511	(205,891)	(185,380)
Balance at Jun. 30, 2022				$ 17	$ 30,677		$ 24,327,637		$ (17,587,581)	$ (1,256,088)	$ 5,514,662
Balance (in Shares) at Jun. 30, 2022	75	3,000		1,680,000	3,067,694,630